Note A - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Property, Plant and Equipment [Table Text Block]
Buildings (in years)	20	-	50
Machinery and equipment (in years)	5	-	15
Software (in years)	3	-	5

Schedule of Finite-Lived Intangible Assets [Table Text Block]
Technology and drawings (in years)	13	-	20
Customer relationships (in years)	9	-	15
Other intangibles (in years)	2	-	18

Schedule of Product Warranty Liability [Table Text Block]
	2015	2014	2013
Balance at beginning of year	$1,166	$1,170	$1,133
Provision	1,732	1,607	1,220
Claims	(1,518)	(1,611)	(1,183)
Balance at end of year	$1,380	$1,166	$1,170